SUBSEQUENT EVENTS (Details) - USD ($)			1 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Sky Development Renewable Energy Resources S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in subsidiary	100.00%	100.00%
Mr. Su Weili
SUBSEQUENT EVENTS
Amount due to related parties			$ 14,900,000
Mr. Su Weili | Stock purchase agreement
SUBSEQUENT EVENTS
Amount due to related parties			$ 14.9